DEFERRED REVENUE (Narrative) (Details) $ in Thousands, lb in Millions, $ in Millions				1 Months Ended		10 Months Ended	12 Months Ended
	Mar. 15, 2023	Mar. 14, 2023	Mar. 03, 2017 USD ($) oz	Jun. 28, 2023 CAD ($) oz	Mar. 31, 2010	Dec. 31, 2023 lb	Dec. 31, 2023 lb	Dec. 31, 2022 lb
Disclosure Of Deferred Income [Line Items]
Copper concentrate sold in advance | lb						0.8	0.8	2.0
Osisko Gold Royalties Ltd [Member]
Disclosure Of Deferred Income [Line Items]
Upfront cash deposit received			$ 52.7	$ 13,586
Quantity of silver deliverable | oz			5,900,000	6,254,500
Percentage of production to be delivered after threshold			35.00%	30.625%
Gibraltar Joint Venture [Member]
Disclosure Of Deferred Income [Line Items]
Proportion of ownership interest in joint venture	87.50%	75.00%			75.00%	87.50%	87.50%